Debt and Senior Secured Convertible Notes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Debt

Debt at September 30, 2014 and December 31, 2013 consists of:

	September 30, 2014	December 31, 2013
VEDA Barre, Vermont facility mortgage	$—	$346
ICC insurance premium loan	—	95
Working capital revolving line of credit	4,000	—

Total debt	4,000	441
Less current portion	(4,000)	(141)

Long-term debt	$—	$300

Senior secured convertible notes, due June 30, 2014	$—	$12,107

Debt at December 31, 2013 and 2012 consists of:

	2013	2012
VEDA Barre, Vermont facility mortgage	$346	$390
ICC insurance premium loan	95	50
Capital lease obligations	—	6

Total debt	441	446
Less current portion	(141)	(100)

Long-term debt	$300	$346

Senior secured convertible notes, due June 30, 2014	$12,107	$—

Schedule of Future Principal Maturities

The future principal maturities in the aggregate under these debt obligations, as noted in the table above and excluding the senior secured convertible notes, as of December 31, 2013 is as follows:

Years	Maturities
2014	$141
2015	300
Thereafter	—

$441

Summary of Maximum Adjusted EBITDA

The following summarizes the maximum Adjusted EBITDA loss which the Northern or the consolidated company can incur on a quarterly basis as applicable, under the amended loan agreement and be in compliance with this covenant:

Fiscal Quarter	Maximum EBITDA Loss
December 31, 2013 (Northern only)	$(3,500)
March 31, 2014 (Consolidated Subsidiaries)	(5,200)